FAIR VALUE MEASUREMENTS (Changes in fair value of rate swap derivative) (Details) - Interest Rate Swap ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
Cash settlement	¥ (12,294)
Balance at December 31,	¥ 12,294